Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
Net income	$ 8,272	$ 10,019	$ 15,385
Other comp. income (loss) net of tax:
Spin-off adjustment	(53)	0	0
Actuarial gain (loss) retiree health	0	(2)	0
Minimum pension liability	7	4	6
Comprehensive income	$ 8,226	$ 10,021	$ 15,391